UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Bank and Thrift Opportunity Fund

Securities owned by the Fund on January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 0.40%					$1,087,389
(Cost $1,976,575)

Regional Banks 0.40%					1,087,389
CBG Florida REIT Corp. (S)	7.11%	05/29/49	CCC	2,100	378,279
Webster Capital Trust IV (P)	7.65	06/15/37	BB+	1,725	709,110

Issuer				Shares	Value

Common stocks 88.90%					$243,980,091
(Cost $341,133,023)

Asset Management & Custody Banks 7.54%					20,691,142
Bank of New York Mellon Corp.				426,946	10,989,590
Northern Trust Corp.				78,712	4,527,514
State Street Corp.				222,348	5,174,038

Diversified Banks 6.82%					18,717,073
Comerica, Inc.				248,691	4,143,192
U.S. Bancorp				538,204	7,986,947
Wells Fargo & Co.				348,515	6,586,934

Diversified Financial Services 5.07%					13,904,458
Bank of America Corp.				790,188	5,199,437
Citigroup, Inc.				166,286	590,315
JPMorgan Chase & Co.				318,099	8,114,706

Regional Banks 56.06%					153,855,265
Avenue Bank (B)				300,000	930,000
Bank of Marin Bancorp				14,868	295,724
Bank of the Ozarks, Inc.				72,064	1,635,132
BB&T Corp.				299,215	5,921,465
Beverly National Corp.				97,500	1,369,875
Boston Private Financial Holdings, Inc.				163,143	768,404
Bridge Capital Holdings				150,564	775,405
Camden National Corp.				89,218	2,078,779
Capital City Bank Group, Inc.				60,743	973,103
City Holding Co.				41,459	1,065,911
CoBiz Financial, Inc.				294,268	1,397,773
Cullen/Frost Bankers, Inc.				301,389	13,191,796
DNB Financial Corp.				78,515	404,352
Eastern Virginia Bankshares, Inc.				100,000	983,000
ECB Bancorp, Inc.				27,504	438,689
F.N.B. Corp.				527,981	4,176,330
Fifth Third Bancorp				336,089	803,253
First Bancorp, Inc.				146,499	2,333,729
First Horizon National Corp.				146,988	1,399,326
First Midwest Bancorp, Inc.				19,790	197,900
Hancock Holding Co.				232,176	6,354,657
Harleysville National Corp.				151,897	1,414,161
Heritage Financial Corp.				92,940	1,136,656
Heritage Oaks Bancorp				19,950	99,750
Huntington Bancshares, Inc.				577,809	1,664,090
IBERIABANK Corp.				96,772	4,102,165
International Bancshares Corp.				166,029	3,025,048
Investors Bancorp, Inc. (I)				45,534	486,303
KeyCorp				536,780	3,907,758

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer		Shares	Value

Regional Banks (continued)
Lakeland Financial Corp.		144,802	$2,982,921
M&T Bank Corp.		219,416	8,537,477
MB Financial, Inc.		156,100	2,550,674
Northrim Bancorp, Inc.		77,232	776,954
Pacific Continental Corp.		242,191	2,810,020
Pinnacle Financial Partners, Inc. (I)		50,917	1,203,169
PNC Financial Services Group, Inc.		305,689	9,941,006
Prosperity Bancshares, Inc.		316,300	8,555,915
S&T Bancorp, Inc.		154,700	3,934,021
S.Y. Bancorp, Inc.		28,933	659,094
SCBT Financial Corp.		110,389	2,965,049
Signature Bank (I)		354,832	9,115,634
Smithtown Bancorp, Inc.		49,500	682,110
Southcoast Financial Corp.		64,413	196,460
Sterling Bancshares, Inc.		303,988	1,690,173
SunTrust Banks, Inc.		188,771	2,314,332
SVB Financial Group (I)		338,489	7,030,416
Synovus Financial Corp.		517,302	2,048,516
TCF Financial Corp.		393,166	4,871,327
Texas Capital Bancshares, Inc. (I)		282,880	3,193,715
Univest Corp.		168,906	3,867,947
Valley National Bancorp		110,530	1,439,101
Washington Trust Bancorp, Inc.		198,110	3,241,080
WestAmerica Bancorp		30,499	1,303,222
Zions Bancorp		309,276	4,614,398

Thrifts & Mortgage Finance 13.41%			36,812,153
Abington Bancorp, Inc.		133,448	940,808
Beneficial Mutual Bancorp, Inc. (I)		7,497	71,821
Benjamin Franklin Bancorp, Inc.		39,776	430,376
Berkshire Hills Bancorp, Inc.		348,903	8,206,199
Danvers Bancorp, Inc.		18,389	231,518
Dime Community Bancshares, Inc.		138,688	1,393,815
ESSA Bancorp, Inc.		86,295	1,151,175
Flushing Financial Corp.		137,059	1,085,507
Hingham Institution for Savings		80,000	2,008,000
Hudson City Bancorp, Inc.		292,810	3,396,596
LSB Corp.		65,000	509,600
Northwest Bancorp, Inc.		97,108	1,802,325
Parkvale Financial Corp.		17,600	215,952
People's United Financial, Inc.		733,167	11,994,612
United Financial Bancorp, Inc.		140,000	1,919,400
WSFS Financial Corp.		56,374	1,454,449
	Credit
Issuer, description	rating (A)	Shares	Value

Preferred Stocks 1.58%			$4,325,675
(Cost $5,165,160)

Diversified Banks 0.14%			391,063
Wells Fargo & Co., 8.00%	A+	21,487	391,063

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Diversified Financial Services 1.25%			$3,418,927
Bank of America Corp., 8.20%	A-	31,891	450,620
Bank of America Corp., 8.625%	A-	100,540	1,385,441
Citigroup, Inc., 8.50%, Depositary Shares, Ser F	BB	178,653	1,582,866

Regional Banks 0.19%			515,685
Fifth Third Capital Trust V, 7.25%	BBB	17,781	215,150
Fifth Third Capital Trust VI, 7.25%	BBB	17,781	215,506
Fifth Third Capital Trust VII, 8.875%	BBB	6,039	85,029

Issuer, description		Shares	Value

Convertible preferred stocks 0.50%			$1,376,240
(Cost $4,002,250)

Regional Banks 0.50%			1,376,240
South Financial Group, Inc., 10.00%	BB	2,638	765,020
South Financial Group, Inc., 10.00%	BB	793	229,970
Webster Financial Corp., 8.50%	BB+	1,000	381,250
		Par value
Issuer, description, maturity date		(000)	Value

Capital Preferred Securities 0.00%			$600
(Cost $5,733,189)

Diversified Financial Services 0.00%			600
Preferred Term Securities XXV, Ltd., Zero Coupon, 6-22-37		3,000	300
Preferred Term Securities XXVII, Ltd., Zero Coupon, 3-22-38		3,000	300

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Short-term investments 7.79%				$21,394,264
(Cost $21,399,852)

Certificates of Deposit 0.02%				71,379
Country Bank for Savings	2.960%	08/31/10	$2	1,785
First Bank Richmond	3.690	12/05/10	17	17,016
First Bank System, Inc.	2.862	05/01/09	4	4,455
First Federal Savings Bank of Louisiana	2.980	12/07/09	3	2,847
Framingham Cooperative Bank	4.500	09/10/09	3	3,401
Home Bank	4.150	12/04/10	16	16,275
Hudson Savings Bank	4.800	04/20/09	2	1,785
Machias Savings Bank	3.540	05/24/09	2	1,672
Midstate Federal Savings and Loan	3.200	05/27/09	2	1,811
Milford Bank	3.400	05/27/09	2	1,666
Milford Federal Savings and Loan Assn.	3.150	02/28/10	2	1,836
Mount McKinley Savings Bank	4.030	12/03/09	2	1,564
Mt. Washington Bank	3.040	05/31/09	2	1,881
Natick Savings Bank	1.580	08/31/09	2	1,832
Newburyport Bank	2.750	10/21/10	2	1,904
Newtown Savings Bank	3.750	05/30/09	2	1,674
OBA Federal Savings and Loan	4.600	06/15/09	1	1,145
Plymouth Savings Bank	3.590	04/21/09	2	1,730
Randolph Savings Bank	4.000	09/13/09	2	1,714
Salem Five Bank	1.490	12/17/09	2	1,694
Sunshine Federal Savings and Loan Assn.	5.000	05/10/09	2	1,692

John Hancock Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

U.S. Government Agency 7.77%				$21,322,885
U.S. Treasury Bill	Zero	06/11/09	8,345	8,337,289
U.S. Treasury Bill	Zero	06/25/09	13,000	12,985,596

Total investments (Cost $379,410,049)† 99.17%			$272,164,259

Other assets and liabilities, net 0.83%				$2,290,968

Total net assets 100.00%			$274,455,227

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $930,000 or 0.340% of the Fund's net assets as of January 31, 2009.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $379,431,625. Net unrealized depreciation aggregated $107,267,366, of which $19,919,702 related to appreciated investment securities and $127,187,068 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee, in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$245,478,551	-
Level 2 – Other Significant Observable Inputs	24,760,418	-
Level 3 – Significant Unobservable Inputs	1,925,290	-
Total	$272,164,259	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of October 31, 2008	$8,745,400	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation	(3,270,510)	-
(depreciation)
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	(3,549,600)	-
Balance as of January 31, 2009	$1,925,290	-

Risk and uncertainties
Small and medium size company risk
Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and medium-size companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and medium-size stocks may be thinly traded, leading to additional liquidity risk due to the inability to trade in large volume.

Sector risk — financial industry
Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

6

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: BTO

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q1 1/09
3/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 20, 2009